PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Voya GNMA Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 64.7%
Federal Home Loan Bank Discount Notes : 1.5%
14,150,000
(1)
3.660
%,
07/15/2026 $ 14,128,775
1.3
2,000,000
(1)
3.660
%,
07/22/2026 1,995,600
0.2
16,124,375
1.5
Federal Home Loan Mortgage Corporation : 1.0%
(2)
516,265
3.500
%,
07/01/2047 478,258
0.1
1,162,118
3.500
%,
12/01/2047 1,073,481
0.1
2,170,951
3.500
%,
03/01/2048 2,012,618
0.2
2,411,634
3.500
%,
11/01/2048 2,237,672
0.2
735,160
4.000
%,
07/01/2047 699,526
0.1
273,894
4.500
%,
08/01/2047 268,106
0.0
285,941
5.000
%,
11/01/2035 288,144
0.0
14,089
5.000
%,
12/01/2035 14,233
0.0
5,694
5.000
%,
01/01/2038 5,752
0.0
6,701
5.000
%,
03/01/2038 6,769
0.0
26,616
5.000
%,
03/01/2038 26,889
0.0
85,676
5.000
%,
02/01/2039 84,940
0.0
293,582
5.000
%,
07/01/2039 296,591
0.1
88,664
5.000
%,
01/01/2040 89,573
0.0
311,002
5.000
%,
04/01/2040 312,428
0.1
1,017,345
5.000
%,
10/01/2040 1,027,782
0.1
133,847
5.000
%,
05/01/2041 134,502
0.0
108,317
5.290
%,
10/01/2037 110,343
0.0
2,168
5.410
%,
08/01/2037 2,165
0.0
23,806
5.440
%,
09/01/2037 24,287
0.0
22,232
5.440
%,
02/01/2038 22,768
0.0
81,426
5.450
%,
12/01/2037 82,782
0.0
102,875
5.450
%,
12/01/2037 104,278
0.0
26,804
5.460
%,
08/01/2037 27,421
0.0
29,944
5.460
%,
01/01/2038 30,416
0.0
42,713
5.500
%,
08/01/2037 43,644
0.0
70,989
5.500
%,
11/01/2037 72,736
0.0
27,854
5.620
%,
12/01/2036 28,664
0.0
49,530
5.620
%,
08/01/2037 50,880
0.0
58,119
5.625
%,
12/01/2036 59,785
0.0
48,741
5.625
%,
01/01/2037 49,274
0.0
74,665
5.625
%,
03/01/2037 76,855
0.0
71,302
5.625
%,
06/01/2037 73,082
0.0
33,283
5.625
%,
02/01/2038 34,259
0.0
229,445
5.750
%,
09/01/2037 236,630
0.0
46,183
5.750
%,
10/01/2037 47,723
0.0
74,491
6.090
%,
12/01/2037 77,181
0.0
1,509
7.500
%,
01/01/2030 1,540
0.0
10,313,977
1.0
Federal National Mortgage Association : 0.5%
(2)
54,065
3.125
%,
11/01/2041 50,512
0.0
21,573
3.250
%,
04/01/2041 21,131
0.0
78,273
3.475
%,
10/01/2041 74,442
0.0
58,405
3.750
%,
09/01/2041 56,278
0.0
53,141
3.750
%,
10/01/2041 50,861
0.0
3,598,822
4.000
%,
07/01/2056 3,377,686
0.3
492,522
4.500
%,
09/01/2047 482,803
0.1
71,638
5.290
%,
09/01/2037 70,902
0.0
200,543
5.290
%,
11/01/2037 199,300
0.0
63,264
5.290
%,
12/01/2037 62,108
0.0
97,974
5.290
%,
04/01/2038 96,989
0.0
7,580
5.350
%,
04/01/2029 7,548
0.0
52,490
5.390
%,
05/01/2038 51,999
0.0
102,268
5.440
%,
08/01/2047 102,949
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association (continued)
149,336
5.440
%,
08/01/2047 $ 150,433
0.0
157,227
5.440
%,
08/01/2047 158,400
0.0
159,841
5.440
%,
09/01/2047 161,040
0.0
249,188
5.440
%,
10/01/2047 251,379
0.1
49,471
5.620
%,
12/01/2036 49,206
0.0
93,016
5.890
%,
08/01/2047 94,360
0.0
98,756
5.890
%,
10/01/2047 100,183
0.0
274
6.600
%,
07/01/2027 273
0.0
5,670,782
0.5
Government National Mortgage Association : 59.2%
3,869,684
2.000
%,
08/20/2050 3,178,648
0.3
18,061,157
2.000
%,
12/20/2050 14,831,772
1.4
15,069,652
2.000
%,
01/20/2051 12,375,065
1.2
12,690,159
2.000
%,
02/20/2051 10,421,028
1.0
5,850,667
2.000
%,
06/20/2051 4,804,436
0.5
10,329,663
2.000
%,
08/20/2051 8,482,405
0.8
2,950,423
2.000
%,
10/20/2051 2,422,782
0.2
2,058,226
2.000
%,
11/20/2051 1,690,132
0.2
38,183,553
2.000
%,
03/20/2052 31,346,243
3.0
7,744,429
2.500
%,
12/20/2050 6,640,988
0.6
18,372,403
2.500
%,
03/20/2051 15,724,193
1.5
13,871,383
2.500
%,
04/20/2051 11,871,910
1.1
13,783,375
2.500
%,
05/20/2051 11,796,535
1.1
3,171,169
2.500
%,
08/20/2051 2,714,021
0.3
21,073,727
2.500
%,
10/20/2051 18,035,690
1.7
3,180,109
2.500
%,
12/20/2051 2,721,643
0.3
17,000,000
(3)
2.500
%,
07/20/2055 14,517,734
1.4
107,993
3.000
%,
12/15/2041 100,476
0.0
72,783
3.000
%,
01/15/2042 66,032
0.0
144,097
3.000
%,
01/15/2042 134,279
0.0
144,645
3.000
%,
01/15/2042 134,638
0.0
354,197
3.000
%,
02/15/2042 325,827
0.0
118,436
3.000
%,
03/15/2042 108,817
0.0
117,980
3.000
%,
04/15/2042 107,232
0.0
48,552
3.000
%,
05/15/2042 44,764
0.0
38,615
3.000
%,
06/15/2042 35,477
0.0
12,582,954
3.000
%,
04/20/2045 11,369,858
1.1
225,597
3.000
%,
11/20/2045 200,548
0.0
52,824
3.000
%,
12/20/2045 47,086
0.0
63,441
3.000
%,
12/20/2045 56,616
0.0
82,554
3.000
%,
12/20/2045 73,539
0.0
40,297
3.000
%,
01/20/2046 35,967
0.0
1,547,878
3.000
%,
02/20/2050 1,354,513
0.1
2,155,159
3.000
%,
10/20/2051 1,916,921
0.2
19,570,726
3.000
%,
10/20/2051 17,110,958
1.6
1,174,170
3.000
%,
01/20/2052 1,044,075
0.1
6,542,170
3.000
%,
03/20/2052 5,788,124
0.6
3,039,953
3.000
%,
04/20/2052 2,703,117
0.3
30,000,000
(3)
3.000
%,
07/20/2055 26,629,687
2.5
42,602
3.250
%,
03/15/2041 39,235
0.0
210,849
3.250
%,
04/15/2041 194,382
0.0
62,423
3.250
%,
05/15/2041 57,729
0.0
265,683
3.250
%,
06/15/2041 245,085
0.0
50,794
3.250
%,
07/15/2041 46,739
0.0
305,337
3.250
%,
07/15/2041 281,063
0.0
514,257
3.250
%,
08/15/2041 472,739
0.1
159,359
3.250
%,
09/15/2041 147,341
0.0
214,466
3.250
%,
09/15/2041 198,285
0.0
35,488
3.250
%,
11/15/2041 32,655
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
119,406
3.250
%,
11/15/2041 $ 110,297
0.0
55,974
3.250
%,
12/15/2041 51,646
0.0
33,241
3.250
%,
04/15/2042 30,526
0.0
22,693
3.250
%,
06/15/2042 21,049
0.0
68,257
3.250
%,
06/15/2042 62,652
0.0
649,740
3.500
%,
04/20/2043 607,369
0.1
744,457
3.500
%,
06/20/2045 672,994
0.1
2,037,999
3.500
%,
03/20/2047 1,860,185
0.2
669,949
3.500
%,
07/20/2047 610,165
0.1
14,428,227
3.500
%,
12/20/2047 13,360,062
1.3
5,453,311
3.500
%,
01/20/2048 4,985,957
0.5
2,061,804
3.500
%,
02/20/2048 1,890,917
0.2
3,034,196
3.500
%,
02/20/2048 2,799,737
0.3
3,304,434
3.500
%,
03/20/2052 2,997,824
0.3
572,000
(3)
3.500
%,
07/20/2055 513,796
0.1
40,902
3.650
%,
12/15/2040 38,234
0.0
9,381
3.750
%,
09/15/2041 9,259
0.0
206,495
3.750
%,
09/15/2041 193,646
0.0
57,512
3.750
%,
10/15/2041 54,249
0.0
84,895
3.750
%,
10/15/2041 79,813
0.0
1,447,146
3.750
%,
05/20/2042 1,329,166
0.1
2,025,624
3.750
%,
05/20/2042 1,844,325
0.2
74,793
3.900
%,
10/15/2041 70,777
0.0
37,659
3.971
%,
01/20/2065 36,416
0.0
30,761
4.000
%,
05/20/2033 29,725
0.0
218,552
4.000
%,
05/20/2034 213,100
0.0
229,940
4.000
%,
07/20/2034 225,578
0.0
254,530
4.000
%,
07/20/2034 248,015
0.0
54,918
4.000
%,
08/20/2035 53,191
0.0
504,327
4.000
%,
09/20/2040 472,454
0.1
786,916
4.000
%,
07/20/2041 740,832
0.1
3,310,584
4.000
%,
08/20/2042 3,183,586
0.3
94,148
4.000
%,
09/15/2042 89,808
0.0
514,186
4.000
%,
10/20/2043 482,178
0.1
1,004,883
4.000
%,
12/20/2044 947,288
0.1
805,406
4.000
%,
01/20/2045 759,275
0.1
225,719
4.000
%,
06/20/2045 216,858
0.0
935,447
4.000
%,
07/20/2045 898,718
0.1
1,031,039
4.000
%,
09/20/2045 989,284
0.1
57,918
4.000
%,
12/20/2045 55,144
0.0
173,698
4.000
%,
01/20/2046 164,614
0.0
1,901,175
4.000
%,
01/20/2046 1,801,846
0.2
48,326
4.000
%,
02/20/2046 46,330
0.0
1,198,401
4.000
%,
03/20/2046 1,135,785
0.1
573,111
4.000
%,
04/20/2046 549,203
0.1
248,638
4.000
%,
08/20/2046 238,062
0.0
955,264
4.000
%,
09/20/2047 901,320
0.1
6,977,353
4.000
%,
06/20/2052 6,556,149
0.6
4,309,822
4.000
%,
01/20/2055 4,010,952
0.4
6,411
4.342
%,
02/20/2068 6,328
0.0
2,577
4.348
%,
04/20/2066 2,520
0.0
2,207
4.369
%,
04/20/2065 2,189
0.0
3,694
4.382
%,
10/20/2067 3,640
0.0
135,257
4.390
%,
02/20/2065 134,226
0.0
94,863
4.450
%,
07/15/2040 90,141
0.0
53,345
4.450
%,
09/15/2040 50,882
0.0
65,462
4.478
%,
01/20/2065 64,770
0.0
287,139
4.500
%,
10/15/2039 289,309
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
190,950
4.500
%,
11/15/2039 $ 188,592
0.0
212,064
4.500
%,
11/15/2039 209,967
0.0
62,348
4.500
%,
12/15/2039 61,210
0.0
163,902
4.500
%,
01/15/2040 161,575
0.0
20,536
4.500
%,
01/20/2040 20,022
0.0
750,459
4.500
%,
02/15/2040 735,788
0.1
43,901
4.500
%,
06/15/2040 42,818
0.0
19,200
4.500
%,
07/20/2040 18,719
0.0
60,642
4.500
%,
08/20/2040 59,347
0.0
415,389
4.500
%,
09/20/2041 411,169
0.1
149,295
4.500
%,
10/20/2048 146,238
0.0
70,252
4.500
%,
11/20/2048 68,792
0.0
2,133,860
4.500
%,
12/20/2048 2,088,876
0.2
52,861
4.500
%,
01/20/2049 51,790
0.0
3,707,989
4.500
%,
02/20/2049 3,626,969
0.4
180,260
4.500
%,
03/20/2049 176,109
0.0
29,310
4.500
%,
05/20/2049 28,626
0.0
3,232,547
4.500
%,
11/20/2049 3,173,921
0.3
4,104,892
4.500
%,
12/20/2049 4,013,993
0.4
572,822
4.500
%,
01/20/2053 555,001
0.1
33,000,000
(3)
4.500
%,
07/20/2055 31,701,854
3.0
19,539
4.580
%,
01/20/2034 19,164
0.0
30,554
4.580
%,
03/20/2034 30,390
0.0
24,128
4.580
%,
04/20/2034 23,995
0.0
31,107
4.580
%,
04/20/2034 30,931
0.0
29,850
4.683
%,
10/20/2064 29,703
0.0
477
4.700
%,
06/20/2061 466
0.0
2,047
4.700
%,
09/20/2062 2,039
0.0
11,383
4.700
%,
09/20/2064 11,348
0.0
126,540
4.750
%,
06/15/2029 126,451
0.0
31,457
4.750
%,
01/15/2030 31,428
0.0
36,162
4.750
%,
06/20/2033 35,987
0.0
10,661
4.750
%,
07/20/2033 10,581
0.0
19,524
4.750
%,
07/20/2033 19,147
0.0
32,576
4.750
%,
07/20/2033 32,429
0.0
18,208
4.750
%,
08/20/2033 17,923
0.0
29,602
4.750
%,
08/20/2033 29,469
0.0
21,062
4.750
%,
10/20/2033 20,972
0.0
17,029
4.750
%,
11/20/2033 16,957
0.0
15,350
4.750
%,
12/20/2033 15,285
0.0
106,483
4.750
%,
09/15/2034 105,170
0.0
13,417
4.920
%,
04/20/2033 13,176
0.0
30,631
4.920
%,
04/20/2033 30,532
0.0
5,828
4.920
%,
05/20/2033 5,796
0.0
18,333
4.920
%,
05/20/2033 18,276
0.0
20,186
4.920
%,
05/20/2033 20,124
0.0
195,987
5.000
%,
04/20/2030 196,324
0.0
99,868
5.000
%,
07/15/2033 99,332
0.0
17,624
5.000
%,
03/15/2034 17,475
0.0
25,245
5.000
%,
01/15/2035 25,306
0.0
4,503
5.000
%,
03/15/2035 4,513
0.0
29,683
5.000
%,
03/15/2035 29,263
0.0
11,686
5.000
%,
04/15/2035 11,595
0.0
96,129
5.000
%,
04/15/2035 95,388
0.0
8,903
5.000
%,
05/15/2035 9,017
0.0
22,807
5.000
%,
05/20/2035 22,811
0.0
133,233
5.000
%,
11/20/2035 134,606
0.0
68,502
5.000
%,
04/20/2036 69,061
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
11,478
5.000
%,
08/20/2038 $ 11,495
0.0
138,403
5.000
%,
10/20/2038 137,593
0.0
24,607
5.000
%,
11/20/2038 24,463
0.0
93,075
5.000
%,
01/20/2039 93,788
0.0
28,309
5.000
%,
02/15/2039 28,632
0.0
87,040
5.000
%,
03/15/2039 88,990
0.0
323,284
5.000
%,
11/15/2039 325,879
0.0
375,980
5.000
%,
11/15/2039 380,542
0.1
35,885
5.000
%,
04/15/2040 36,260
0.0
514,329
5.000
%,
09/15/2040 516,494
0.1
303,323
5.000
%,
07/20/2041 306,835
0.0
91,373,000
(3)
5.000
%,
07/20/2055 90,097,129
8.5
12,852
5.250
%,
06/15/2029 12,907
0.0
569,619
5.250
%,
01/20/2036 578,029
0.1
90,344
5.290
%,
07/20/2037 93,824
0.0
57,146
5.290
%,
08/20/2037 59,275
0.0
78,451
5.290
%,
09/20/2037 81,333
0.0
90,926
5.290
%,
01/20/2038 94,432
0.0
10,048
5.350
%,
06/20/2029 10,026
0.0
48,242
5.350
%,
07/20/2033 48,266
0.0
54,270
5.390
%,
08/20/2038 53,102
0.0
17,819
5.490
%,
08/20/2033 17,823
0.0
29,422
5.490
%,
09/20/2033 29,400
0.0
31,816
5.490
%,
09/20/2033 31,823
0.0
80,252
5.490
%,
09/20/2033 81,274
0.0
107,071
5.490
%,
10/20/2033 107,089
0.0
180,993
5.490
%,
10/20/2033 183,923
0.0
91,156
5.490
%,
11/20/2033 91,079
0.0
156,096
5.490
%,
11/20/2033 156,387
0.0
83,978
5.490
%,
12/20/2033 83,996
0.0
113,286
5.490
%,
12/20/2033 113,280
0.0
114,929
5.490
%,
12/20/2033 114,956
0.0
32,328
5.490
%,
01/20/2034 32,334
0.0
21,233
5.490
%,
03/20/2034 21,191
0.0
27,538
5.490
%,
03/20/2034 27,544
0.0
27,906
5.490
%,
06/20/2034 27,912
0.0
50,743
5.500
%,
09/15/2029 51,170
0.0
27,260
5.500
%,
10/15/2029 27,449
0.0
11,781
5.500
%,
12/20/2032 11,988
0.0
37,979
5.500
%,
08/20/2033 38,495
0.0
36,538
5.500
%,
11/20/2033 36,203
0.0
11,529
5.500
%,
12/20/2033 11,693
0.0
44,821
5.500
%,
03/20/2034 44,284
0.0
60,934
5.500
%,
04/20/2034 60,427
0.0
67,384
5.500
%,
04/20/2034 68,983
0.0
66,807
5.500
%,
06/20/2034 66,686
0.0
76,307
5.500
%,
01/20/2035 75,368
0.0
51,769
5.500
%,
05/15/2035 53,229
0.0
83,894
5.500
%,
07/15/2035 83,982
0.0
58,582
5.500
%,
08/15/2035 58,653
0.0
61,383
5.500
%,
09/20/2035 62,373
0.0
114,612
5.500
%,
04/15/2036 119,306
0.0
17,784
5.500
%,
06/20/2036 18,306
0.0
1,487
5.500
%,
06/20/2038 1,496
0.0
9,635
5.500
%,
08/20/2038 9,703
0.0
6,267
5.500
%,
09/20/2038 6,293
0.0
1,237
5.500
%,
10/20/2038 1,237
0.0
12,628
5.500
%,
11/20/2038 12,698
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
39,677
5.500
%,
01/15/2039 $ 40,837
0.0
4,793
5.500
%,
01/20/2039 4,812
0.0
17,805
5.500
%,
06/15/2039 18,502
0.0
66,871
5.500
%,
06/20/2039 66,810
0.0
14,104
5.500
%,
10/20/2039 14,520
0.0
73,344
5.500
%,
09/15/2040 75,573
0.0
915,711
5.500
%,
05/20/2054 930,822
0.1
1,617,271
5.500
%,
05/20/2054 1,647,992
0.2
1,993,434
5.500
%,
05/20/2054 2,032,480
0.2
100,002,000
(3)
5.500
%,
07/20/2056 100,509,035
9.5
27,286
5.580
%,
12/20/2033 27,363
0.0
44,929
5.580
%,
01/20/2034 45,024
0.0
34,512
5.580
%,
02/20/2034 34,608
0.0
27,748
5.580
%,
03/20/2034 27,825
0.0
42,664
5.580
%,
04/20/2034 43,094
0.0
90,704
5.580
%,
04/20/2034 90,964
0.0
24,707
5.580
%,
06/20/2034 24,777
0.0
40,030
5.580
%,
09/20/2034 41,135
0.0
74,404
5.590
%,
06/20/2033 74,556
0.0
8,734
5.590
%,
07/20/2033 8,740
0.0
21,050
5.590
%,
07/20/2033 21,093
0.0
63,755
5.590
%,
07/20/2033 63,917
0.0
76,315
5.590
%,
07/20/2033 76,452
0.0
51,077
5.590
%,
08/20/2033 51,144
0.0
12,918
5.590
%,
09/20/2033 12,916
0.0
28,538
5.590
%,
09/20/2033 28,614
0.0
108,033
5.590
%,
09/20/2033 108,314
0.0
18,548
5.590
%,
11/20/2033 18,605
0.0
32,255
5.590
%,
11/20/2033 32,317
0.0
52,215
5.590
%,
12/20/2033 52,295
0.0
63,831
5.740
%,
09/20/2037 65,747
0.0
197,595
5.740
%,
09/20/2037 203,379
0.0
65,322
5.740
%,
04/20/2038 67,278
0.0
88,820
5.750
%,
07/15/2029 89,569
0.0
26,665
5.750
%,
08/15/2029 26,820
0.0
11,904
5.750
%,
11/15/2029 11,999
0.0
94,005
5.750
%,
11/15/2029 94,818
0.0
26,198
5.770
%,
03/20/2033 26,364
0.0
54,699
5.770
%,
03/20/2033 55,046
0.0
22,533
5.770
%,
04/20/2033 22,661
0.0
25,000
5.770
%,
04/20/2033 25,295
0.0
54,183
5.770
%,
05/20/2033 54,577
0.0
60,611
5.770
%,
05/20/2033 61,051
0.0
10,323
5.770
%,
07/20/2033 10,390
0.0
21,068
5.770
%,
07/20/2033 21,397
0.0
10,226
5.900
%,
05/20/2028 10,257
0.0
735,621
5.970
%,
11/15/2031 735,074
0.1
35,174
6.000
%,
05/15/2029 35,310
0.0
24,211
6.000
%,
10/20/2034 24,965
0.0
67,758
6.000
%,
03/15/2037 71,739
0.0
27,344
6.000
%,
08/20/2038 27,625
0.0
4,071
6.000
%,
09/20/2038 4,143
0.0
7,204
6.000
%,
10/20/2038 7,341
0.0
57,005
6.000
%,
11/15/2038 59,137
0.0
61,454
6.000
%,
12/15/2038 63,754
0.0
32,387
6.000
%,
08/15/2039 32,784
0.0
59,086
6.000
%,
08/15/2039 61,297
0.0
67,793,000
(3)
6.000
%,
08/20/2055 69,098,149
6.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
4,810
6.500
%,
07/20/2029 $ 4,986
0.0
25,619
6.500
%,
07/20/2032 26,323
0.0
23,275
6.500
%,
02/15/2034 23,244
0.0
130
6.500
%,
09/20/2034 128
0.0
383
7.500
%,
08/20/2027 385
0.0
625,984,691
59.2
Uniform Mortgage-Backed Securities : 2.5%
2,277,820
2.000
%,
12/01/2051 1,830,098
0.2
2,142,467
2.500
%,
12/01/2051 1,805,382
0.2
1,254,922
2.500
%,
02/01/2052 1,074,172
0.1
1,881,655
3.000
%,
11/01/2051 1,650,992
0.2
1,142,502
3.000
%,
01/01/2052 1,007,245
0.1
1,195,691
3.500
%,
02/01/2052 1,094,326
0.1
3,814,553
3.500
%,
03/01/2052 3,509,740
0.4
3,622,684
4.000
%,
05/01/2042 3,493,448
0.4
240,173
4.000
%,
05/01/2045 229,491
0.0
266,450
4.000
%,
08/01/2046 254,019
0.0
238,926
4.250
%,
08/01/2035 234,455
0.0
3,445,903
4.500
%,
07/01/2052 3,325,774
0.3
5,380,000
(3)
4.500
%,
07/01/2056 5,154,712
0.5
36,960
4.750
%,
11/01/2034 36,933
0.0
159,185
4.750
%,
11/01/2034 156,442
0.0
117,353
4.750
%,
02/01/2035 115,637
0.0
180,319
4.750
%,
04/01/2035 180,183
0.0
295,505
4.750
%,
05/01/2035 295,037
0.0
53,783
4.750
%,
07/01/2035 53,207
0.0
250,332
4.750
%,
07/01/2035 249,935
0.0
76,237
5.030
%,
09/01/2037 76,621
0.0
39,987
5.155
%,
01/01/2037 40,400
0.0
21,257
5.250
%,
04/01/2032 21,583
0.0
23,246
5.250
%,
04/01/2032 23,907
0.0
20,345
5.280
%,
11/01/2036 20,645
0.0
34,477
5.280
%,
01/01/2037 34,981
0.0
65,765
5.290
%,
08/01/2037 66,945
0.0
48,854
5.290
%,
09/01/2037 49,732
0.0
52,324
5.290
%,
09/01/2037 53,150
0.0
6,089
5.300
%,
10/01/2036 6,156
0.0
45,091
5.300
%,
12/01/2036 46,282
0.0
37,061
5.300
%,
05/01/2037 37,741
0.0
164,282
5.300
%,
08/01/2037 165,853
0.0
75,872
5.390
%,
12/01/2037 75,605
0.0
126,171
5.405
%,
11/01/2036 128,919
0.0
153,589
5.405
%,
02/01/2037 156,932
0.0
38,671
5.740
%,
07/01/2037 38,833
0.0
26,795,513
2.5
Total U.S. Government
Agency Obligations
(Cost $713,006,079)
684,889,338
64.7
COLLATERALIZED MORTGAGE OBLIGATIONS : 62.6%
76,803
(4)
Fannie Mae Interest
Strip 313 1, 0.000%,
06/25/2031 69,468
0.0
83,503
(5)
Fannie Mae REMIC
Trust 2002-W1 3A,
3.821%,
04/25/2042 82,116
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
358,054
(5)
Fannie Mae REMIC
Trust 2002-W6 3A,
5.474%,
01/25/2042 $ 347,356
0.0
2,494,466  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 2,490,647
0.2
266,755  Fannie Mae REMIC
Trust 2003-16 CX,
6.500%,
03/25/2033 275,841
0.0
1,030,909  Fannie Mae REMIC
Trust 2003-34 LN,
5.000%,
05/25/2033 1,035,647
0.1
1,891,605  Fannie Mae REMIC
Trust 2003-W15 2A7,
5.550%,
08/25/2043 1,884,235
0.2
2,138,949  Fannie Mae REMIC
Trust 2004-28 PZ,
6.000%,
05/25/2034 2,144,219
0.2
47,061
(5)
Fannie Mae REMIC
Trust 2004-
61 SH, 9.026%,
(-1.000*SOFR30A +
23.530%),
11/25/2032 49,455
0.0
39,333  Fannie Mae REMIC
Trust 2004-68 LC,
5.000%,
09/25/2029 39,435
0.0
1,273,053  Fannie Mae REMIC
Trust 2004-88 ZC,
6.500%,
12/25/2034 1,341,052
0.1
1,171,806
(5)
Fannie Mae REMIC
Trust 2004-W11 2A,
4.918%,
03/25/2043 1,110,240
0.1
1,595,105  Fannie Mae REMIC
Trust 2004-W3 A8,
5.500%,
05/25/2034 1,583,547
0.2
3,013,671
(5)
Fannie Mae REMIC
Trust 2005-17 B,
6.500%,
03/25/2035 3,101,494
0.3
1,143,943
(5)(6)
Fannie Mae REMIC
Trust 2005-
17 SA, 2.958%,
(-1.000*SOFR30A +
6.586%),
03/25/2035 82,524
0.0
742,834  Fannie Mae REMIC
Trust 2005-43 PZ,
6.000%,
05/25/2035 771,825
0.1
21,602
(5)
Fannie Mae REMIC
Trust 2005-
59 NQ, 7.519%,
(-1.000*SOFR30A +
16.589%),
05/25/2035 21,870
0.0
111,416
(5)
Fannie Mae REMIC
Trust 2005-
75 GS, 9.023%,
(-1.000*SOFR30A +
19.907%),
08/25/2035 115,678
0.0
234,162  Fannie Mae REMIC
Trust 2005-88 ZC,
5.000%,
10/25/2035 236,164
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,861,549  Fannie Mae REMIC
Trust 2005-99 XA,
5.500%,
12/25/2035 $ 1,867,395
0.2
31,434
(5)
Fannie Mae REMIC
Trust 2006-115
ES, 11.591%,
(-1.000*SOFR30A +
26.102%),
12/25/2036 34,302
0.0
174,178
(5)(6)
Fannie Mae REMIC
Trust 2006-
36 SP, 2.958%,
(-1.000*SOFR30A +
6.586%),
05/25/2036 10,213
0.0
9,040
(4)
Fannie Mae REMIC
Trust 2006-44 P,
0.000%,
12/25/2033 7,873
0.0
1,244,561
(5)(6)
Fannie Mae REMIC
Trust 2006-
79 SH, 2.708%,
(-1.000*SOFR30A +
6.336%),
08/25/2036 94,363
0.0
2,093,124
(5)(6)
Fannie Mae REMIC
Trust 2006-
8 HL, 2.958%,
(-1.000*SOFR30A +
6.586%),
03/25/2036 140,930
0.0
559,936
(5)
Fannie Mae REMIC
Trust 2007-
1 NR, 19.059%,
(-1.000*SOFR30A +
46.630%),
02/25/2037 757,836
0.1
254,249  Fannie Mae REMIC
Trust 2007-60 ZB,
4.750%,
05/25/2037 253,824
0.0
77,637
(5)
Fannie Mae REMIC
Trust 2009-12 LK,
13.584%,
03/25/2039 87,347
0.0
3,922,555
(5)(6)
Fannie Mae REMIC
Trust 2010-
147 LS, 2.708%,
(-1.000*SOFR30A +
6.336%),
01/25/2041 358,634
0.0
543,427
(5)
Fannie Mae REMIC
Trust 2010-26 F,
4.512%, (SOFR30A +
0.884%),
11/25/2036 547,111
0.1
548,495
(5)
Fannie Mae REMIC
Trust 2010-39 FN,
4.572%, (SOFR30A +
0.944%),
05/25/2040 552,476
0.1
330,873  Fannie Mae REMIC
Trust 2010-80 PZ,
5.000%,
07/25/2040 331,759
0.0
651,409  Fannie Mae REMIC
Trust 2010-87 PL,
4.000%,
06/25/2040 637,512
0.1
857,045
(5)(6)
Fannie Mae REMIC
Trust 2010-
95 SB, 2.858%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 53,525
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
765,438  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 $ 768,206
0.1
750,000  Fannie Mae REMIC
Trust 2011-105 MB,
4.000%,
10/25/2041 671,971
0.1
886,105  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 892,810
0.1
811,872
(5)
Fannie Mae REMIC
Trust 2011-
4 CS, 5.416%,
(-1.000*SOFR30A +
12.671%),
05/25/2040 795,122
0.1
3,632,802  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 3,567,481
0.3
1,357,129
(5)(6)
Fannie Mae REMIC
Trust 2012-
128 VS, 2.508%,
(-1.000*SOFR30A +
6.136%),
06/25/2042 45,808
0.0
201,595
(6)
Fannie Mae REMIC
Trust 2012-137 EI,
3.000%,
12/25/2027 2,089
0.0
2,458,114
(6)
Fannie Mae REMIC
Trust 2012-148 HI,
3.500%,
05/25/2042 213,850
0.0
1,148,815
(6)
Fannie Mae REMIC
Trust 2012-148 IM,
3.000%,
01/25/2028 15,645
0.0
1,086,513  Fannie Mae REMIC
Trust 2012-148 KH,
3.000%,
03/25/2042 1,043,604
0.1
943,573
(6)
Fannie Mae REMIC
Trust 2012-154 PI,
4.000%,
05/25/2042 94,266
0.0
2,710,756  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 2,615,425
0.3
2,462,613  Fannie Mae REMIC
Trust 2012-27 EZ,
4.250%,
03/25/2042 2,359,373
0.2
2,500,000  Fannie Mae REMIC
Trust 2012-40 MY,
3.500%,
04/25/2042 2,329,782
0.2
1,595,264  Fannie Mae REMIC
Trust 2012-66 KE,
4.000%,
06/25/2042 1,516,252
0.2
445,717
(5)(6)
Fannie Mae REMIC
Trust 2012-
68 SD, 2.958%,
(-1.000*SOFR30A +
6.586%),
06/25/2032 19,409
0.0
3,457,000  Fannie Mae REMIC
Trust 2012-97 PC,
3.500%,
09/25/2042 2,957,669
0.3
884,923  Fannie Mae REMIC
Trust 2013-125 AZ,
4.000%,
11/25/2039 791,687
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
236,875
(6)
Fannie Mae REMIC
Trust 2013-13 PI,
3.500%,
04/25/2042 $ 11,885
0.0
837,984
(4)
Fannie Mae REMIC
Trust 2013-135 PO,
0.000%,
01/25/2044 608,033
0.1
40,324  Fannie Mae REMIC
Trust 2013-18 NA,
2.000%,
12/25/2042 35,929
0.0
889,262
(6)
Fannie Mae REMIC
Trust 2013-25 BI,
3.000%,
03/25/2033 54,269
0.0
503,868
(6)
Fannie Mae REMIC
Trust 2013-54 ID,
3.000%,
01/25/2033 18,735
0.0
1,003,360  Fannie Mae REMIC
Trust 2013-55 VZ,
3.000%,
06/25/2043 909,279
0.1
935,898
(6)
Fannie Mae REMIC
Trust 2013-62 AI,
3.000%,
06/25/2033 61,724
0.0
1,401,927  Fannie Mae REMIC
Trust 2015-22 DY,
3.000%,
04/25/2045 1,095,480
0.1
1,479,800  Fannie Mae REMIC
Trust 2015-26 UZ,
3.000%,
05/25/2045 1,239,447
0.1
711,932  Fannie Mae REMIC
Trust 2015-68 JW,
3.500%,
09/25/2030 688,130
0.1
2,630,000  Fannie Mae REMIC
Trust 2016-103 PB,
3.000%,
01/25/2047 2,337,091
0.2
3,127,718
(5)(6)
Fannie Mae REMIC
Trust 2016-
4 DS, 2.358%,
(-1.000*SOFR30A +
5.986%),
02/25/2046 310,015
0.0
1,854,131
(5)
Fannie Mae REMIC
Trust 2016-
51 S, 2.178%,
(-1.000*SOFR30A +
5.806%),
10/25/2043 1,553,755
0.2
4,333,554  Fannie Mae REMIC
Trust 2016-64 LD,
3.500%,
09/25/2046 3,988,799
0.4
5,132,251  Fannie Mae REMIC
Trust 2017-22 DZ,
4.000%,
04/25/2047 4,840,210
0.5
443,764  Fannie Mae REMIC
Trust 2018-25 AL,
3.500%,
04/25/2048 400,961
0.0
513,439  Fannie Mae REMIC
Trust 2018-37 DZ,
4.000%,
06/25/2048 483,645
0.1
2,386,776
(6)
Fannie Mae REMIC
Trust 2019-49 IG,
3.000%,
03/25/2033 150,939
0.0
2,928,415  Fannie Mae REMIC
Trust 2019-6 GZ,
4.000%,
03/25/2059 2,567,645
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,298,529
(6)
Fannie Mae REMIC
Trust 2020-34 AI,
3.500%,
06/25/2035 $ 810,731
0.1
1,723,907
(6)
Fannie Mae REMIC
Trust 2020-44 TI,
5.500%,
12/25/2035 235,400
0.0
20,415,557
(6)
Fannie Mae REMIC
Trust 2020-89 KI,
4.000%,
12/25/2050 3,784,486
0.4
3,816,287  Fannie Mae REMIC
Trust 2023-55 AY,
6.500%,
11/25/2053 3,933,381
0.4
4,939,214  Fannie Mae REMIC
Trust 2024-43 MZ,
6.000%,
07/25/2054 5,042,979
0.5
10,478,757
(5)
Fannie Mae REMIC
Trust 2025-1 FE,
5.078%, (SOFR30A +
1.450%),
02/25/2055 10,608,213
1.0
7,947,382  Fannie Mae REMIC
Trust 2025-4 PZ,
5.500%,
07/25/2054 7,861,993
0.8
686,428
(5)
Fannie Mae Trust
2004-W2 3A, 5.095%,
02/25/2044 691,374
0.1
510,576
(5)
Fannie Mae Trust
2004-W2 4A, 4.965%,
02/25/2044 503,450
0.1
147,213
(5)
Freddie Mac
REMIC Trust
2653 SC, 4.947%,
(-1.000*SOFR30A +
6.743%),
07/15/2033 145,820
0.0
311,669  Freddie Mac REMIC
Trust 2767 ZW,
6.000%,
03/15/2034 320,578
0.0
144,919
(4)
Freddie Mac REMIC
Trust 2974 KO,
0.000%,
05/15/2035 120,875
0.0
3,836
(5)
Freddie Mac
REMIC Trust
3012 ST, 8.613%,
(-1.000*SOFR30A +
21.548%),
04/15/2035 3,880
0.0
86,053
(5)
Freddie Mac
REMIC Trust
3065 DC, 8.738%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 89,371
0.0
161,425  Freddie Mac REMIC
Trust 3158 NE,
5.500%,
05/15/2036 164,504
0.0
1,585,776
(5)(6)
Freddie Mac
REMIC Trust
3181 TA, 0.500%,
(-1.000*SOFR30A +
5.544%),
07/15/2036 23,217
0.0
4,077,078  Freddie Mac REMIC
Trust 3196 ZK,
6.500%,
04/15/2032 4,178,089
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
62,886
(6)
Freddie Mac REMIC
Trust 3507 IA, 5.500%,
09/15/2035 $ 6,001
0.0
832,366  Freddie Mac REMIC
Trust 3658 CZ,
5.000%,
04/15/2040 835,294
0.1
2,851,723  Freddie Mac REMIC
Trust 3770 GA,
4.500%,
10/15/2040 2,823,546
0.3
132,060
(5)
Freddie Mac
REMIC Trust
3864 NT, 5.500%,
(-1.000*SOFR30A +
59.451%),
03/15/2039 131,825
0.0
726,914  Freddie Mac REMIC
Trust 3888 ZG,
4.000%,
07/15/2041 694,315
0.1
2,803,780
(5)(6)
Freddie Mac
REMIC Trust
3960 SG, 2.293%,
(-1.000*SOFR30A +
5.886%),
11/15/2041 219,376
0.0
1,711,215  Freddie Mac REMIC
Trust 4040 UZ,
5.000%,
05/15/2042 1,670,659
0.2
5,075,000  Freddie Mac REMIC
Trust 4059 DY,
3.500%,
06/15/2042 4,825,467
0.5
890,906  Freddie Mac REMIC
Trust 4097 ZA,
3.500%,
08/15/2042 835,708
0.1
3,627,347  Freddie Mac REMIC
Trust 4136 ZG,
3.000%,
11/15/2042 3,305,256
0.3
8,183,812  Freddie Mac REMIC
Trust 4159 LZ,
3.500%,
01/15/2043 7,665,783
0.7
1,030,161
(6)
Freddie Mac REMIC
Trust 4176 IA, 2.500%,
03/15/2028 13,899
0.0
1,871,677
(5)
Freddie Mac
REMIC Trust
4249 CS, 1.870%,
(-1.000*SOFR30A +
4.564%),
09/15/2043 1,396,435
0.1
2,112,060
(5)
Freddie Mac
REMIC Trust
4274 US, 2.143%,
(-1.000*SOFR30A +
5.736%),
10/15/2035 1,910,162
0.2
9,178,664  Freddie Mac REMIC
Trust 4367 MZ,
4.000%,
07/15/2044 8,783,237
0.8
2,195,100  Freddie Mac REMIC
Trust 4372 Z, 3.000%,
08/15/2044 1,992,032
0.2
4,251,702
(5)(6)
Freddie Mac
REMIC Trust
4438 AS, 2.493%,
(-1.000*SOFR30A +
6.086%),
02/15/2045 307,980
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,255,882  Freddie Mac REMIC
Trust 4480 ZX,
4.000%,
11/15/2044 $ 4,073,771
0.4
3,124,084  Freddie Mac REMIC
Trust 4631 CZ,
3.500%,
11/15/2046 2,889,097
0.3
1,789,951  Freddie Mac REMIC
Trust 4818 GZ,
4.000%,
08/15/2048 1,684,227
0.2
2,097,792  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 1,846,203
0.2
2,597,868  Freddie Mac REMIC
Trust 5000 DC,
2.500%,
03/25/2040 2,284,822
0.2
16,825,912
(6)
Freddie Mac REMIC
Trust 5013 QI,
3.500%,
09/25/2050 3,170,351
0.3
8,800,000  Freddie Mac REMIC
Trust 5361 BY,
7.000%,
12/25/2053 9,389,358
0.9
4,643,779  Freddie Mac REMIC
Trust 5369 B, 6.000%,
01/25/2054 4,720,060
0.5
1,000,945  Freddie Mac REMIC
Trust 5650 ZU,
5.000%,
06/25/2055 993,211
0.1
1,073,307
(5)
Freddie Mac Securities
REMIC Trust 2005-
S001 2A2, 3.913%,
(TSFR1M + 0.264%),
09/25/2045 1,050,179
0.1
63,052
(4)
Freddie Mac Strips
223 PO, 0.000%,
12/01/2032 55,026
0.0
598,018
(5)
Freddie Mac Structured
Pass-Through
Certificates T-48 2A,
4.539%,
07/25/2033 569,623
0.1
296,056
(5)
Freddie Mac Structured
Pass-Through
Certificates T-54 4A,
4.220%,
02/25/2043 284,566
0.0
6,051,225  Freddie Mac Whole
Loan Securities Trust
2017-SC02 1A2,
3.000%,
05/25/2047 5,137,856
0.5
36,472  Ginnie Mae 2004-16
AE, 5.500%,
02/20/2034 36,462
0.0
251,814  Ginnie Mae 2004-28
CZ, 5.500%,
04/20/2034 253,002
0.0
184,033
(4)
Ginnie Mae 2004-
37 OA, 0.000%,
04/17/2034 159,652
0.0
357,391  Ginnie Mae 2004-
65 ZG, 5.500%,
07/20/2034 359,802
0.0
874,850  Ginnie Mae 2004-81 Z,
5.000%,
10/20/2034 872,644
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
383,604
(5)(6)
Ginnie Mae 2004-
98 SA, 2.946%,
(-1.000*TSFR1M +
6.586%),
11/20/2034 $ 27,541
0.0
333,900  Ginnie Mae 2005-21 Z,
5.000%,
03/20/2035 332,952
0.0
32,723
(5)(6)
Ginnie Mae 2005-
25 SI, 6.000%,
(-1.000*TSFR1M +
42.513%),
01/20/2034 3,822
0.0
159,349
(5)(6)
Ginnie Mae 2005-
7 AH, 3.022%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 9,607
0.0
499,989  Ginnie Mae 2005-80 Z,
5.000%,
10/20/2035 498,330
0.1
1,156,037  Ginnie Mae 2006-
17 TW, 6.000%,
04/20/2036 1,158,108
0.1
39,355
(5)
Ginnie Mae 2006-61
FA, 4.004%, (TSFR1M
+ 0.364%),
11/20/2036 39,355
0.0
772,994  Ginnie Mae 2006-7
ZA, 5.500%,
02/20/2036 782,135
0.1
484,400
(6)
Ginnie Mae 2007-17
CI, 7.500%,
04/16/2037 55,802
0.0
626,489
(4)
Ginnie Mae 2007-41
OL, 0.000%,
07/20/2037 520,570
0.1
35,240  Ginnie Mae 2007-45
PE, 5.500%,
07/16/2037 35,155
0.0
143,545
(5)
Ginnie Mae 2007-
48 SY, 9.007%,
(-1.000*TSFR1M +
19.907%),
08/16/2037 137,144
0.0
24,491
(5)
Ginnie Mae 2007-
53 SW, 8.944%,
(-1.000*TSFR1M +
19.862%),
09/20/2037 25,364
0.0
407,335  Ginnie Mae 2007-60
YZ, 5.500%,
10/20/2037 406,492
0.0
235,947
(5)(6)
Ginnie Mae 2008-
3 SA, 2.796%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 20,410
0.0
285,060
(5)(6)
Ginnie Mae 2008-
40 PS, 2.752%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 13,358
0.0
526,718
(5)(6)
Ginnie Mae 2008-
51 GS, 2.482%,
(-1.000*TSFR1M +
6.116%),
06/16/2038 39,501
0.0
982,000
(5)(6)
Ginnie Mae 2008-
82 SA, 2.246%,
(-1.000*TSFR1M +
5.886%),
09/20/2038 66,854
0.0
6,908,713  Ginnie Mae 2009-110
ZA, 5.500%,
11/16/2039 6,933,430
0.7
1,053,067  Ginnie Mae 2009-110
ZC, 4.500%,
11/16/2039 1,016,401
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,422,532  Ginnie Mae 2009-118
XZ, 5.000%,
12/20/2039 $ 1,429,290
0.1
665,567  Ginnie Mae 2009-
121 ZQ, 5.500%,
09/20/2039 678,916
0.1
565,972  Ginnie Mae 2009-31
BP, 5.000%,
05/20/2039 565,282
0.1
860,741  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 857,450
0.1
1,046,905  Ginnie Mae 2009-
32 QZ, 5.500%,
05/16/2039 1,032,965
0.1
715,694  Ginnie Mae 2009-32
YZ, 7.000%,
05/16/2039 720,650
0.1
878,613  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 876,618
0.1
1,099,085  Ginnie Mae 2009-53
ZB, 6.000%,
07/16/2039 1,134,682
0.1
217,884  Ginnie Mae 2009-54
HZ, 5.000%,
07/20/2039 220,992
0.0
106,386
(5)(6)
Ginnie Mae 2009-
55 BI, 1.000%,
(-1.000*TSFR1M +
159.638%),
06/16/2037 3,207
0.0
1,518,940  Ginnie Mae 2009-61
EZ, 7.500%,
08/20/2039 1,580,464
0.2
8,365,836  Ginnie Mae 2009-61
PZ, 7.500%,
08/20/2039 8,744,474
0.8
10,953,778  Ginnie Mae 2009-
61 ZQ, 6.000%,
08/16/2039 11,069,040
1.1
284,236
(5)(6)
Ginnie Mae 2009-
66 QS, 2.346%,
(-1.000*TSFR1M +
5.986%),
07/20/2039 7,129
0.0
3,360,075  Ginnie Mae 2009-68
ZC, 5.500%,
08/16/2039 3,423,906
0.3
306,230
(5)(6)
Ginnie Mae 2009-
77 SA, 2.402%,
(-1.000*TSFR1M +
6.036%),
09/16/2039 20,508
0.0
2,455,211  Ginnie Mae 2009-77
ZB, 5.500%,
09/16/2039 2,523,166
0.2
1,474,540  Ginnie Mae 2009-79
PZ, 6.000%,
09/20/2039 1,497,026
0.1
798,627  Ginnie Mae 2009-87
PZ, 5.500%,
10/20/2039 820,546
0.1
2,928,439  Ginnie Mae 2009-
87 WZ, 6.000%,
10/20/2039 2,985,844
0.3
803,469  Ginnie Mae 2009-92
DZ, 4.500%,
10/16/2039 786,616
0.1
1,952,446  Ginnie Mae 2009-
98 MZ, 5.000%,
10/16/2039 1,970,393
0.2
113,284
(5)
Ginnie Mae 2009-H01
FA, 4.904%, (TSFR1M
+ 1.264%),
11/20/2059 114,768
0.0
219,349
(6)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 5,933
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,676,935  Ginnie Mae 2010-
113 BE, 4.500%,
09/20/2040 $ 4,646,477
0.4
372,756
(5)(6)
Ginnie Mae 2010-
116 NS, 2.902%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 22,730
0.0
1,726,802  Ginnie Mae 2010-
116 PB, 5.000%,
06/16/2040 1,752,045
0.2
4,509,043  Ginnie Mae 2010-
117 ZQ, 4.500%,
09/20/2040 4,380,112
0.4
918,000  Ginnie Mae 2010-121
TB, 4.000%,
09/20/2040 862,777
0.1
1,655,791  Ginnie Mae 2010-125
BZ, 4.500%,
09/16/2040 1,644,450
0.2
440,773
(5)(6)
Ginnie Mae 2010-
158 SA, 2.296%,
(-1.000*TSFR1M +
5.936%),
12/20/2040 38,416
0.0
584,941  Ginnie Mae 2010-162
ZE, 4.000%,
12/16/2040 562,320
0.1
4,750,589
(5)(6)
Ginnie Mae 2010-
166 GS, 2.246%,
(-1.000*TSFR1M +
5.886%),
12/20/2040 391,575
0.0
296,730  Ginnie Mae 2010-
169 AW, 4.500%,
12/20/2040 294,978
0.0
621,055  Ginnie Mae 2010-31
BP, 5.000%,
03/20/2040 623,447
0.1
252,949
(6)
Ginnie Mae 2010-4
WI, 6.000%,
01/16/2040 30,922
0.0
3,458,036  Ginnie Mae 2010-42
VZ, 5.500%,
10/20/2039 3,580,376
0.3
487,134  Ginnie Mae 2010-59
ZA, 4.500%,
05/20/2040 482,205
0.1
106,977
(5)
Ginnie Mae 2010-H11
FA, 4.723%, (TSFR1M
+ 1.114%),
06/20/2060 107,692
0.0
460,902
(5)
Ginnie Mae 2010-H20
AF, 4.091%, (TSFR1M
+ 0.444%),
10/20/2060 459,455
0.1
6,524
(5)
Ginnie Mae 2010-H26
LF, 4.111%, (TSFR1M +
0.464%),
08/20/2058 6,502
0.0
41,430
(6)
Ginnie Mae 2011-123
QI, 5.000%,
05/20/2041 1,570
0.0
286,482
(5)
Ginnie Mae 2011-128
TF, 4.198%, (TSFR1M +
0.564%),
05/16/2041 284,841
0.0
936,301
(5)(6)
Ginnie Mae 2011-
141 PS, 2.952%,
(-1.000*TSFR1M +
6.586%),
06/16/2041 39,654
0.0
1,121,552
(6)
Ginnie Mae 2011-146
EI, 5.000%,
11/16/2041 187,618
0.0
945,000  Ginnie Mae 2011-151
PY, 3.000%,
11/20/2041 822,352
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,543  Ginnie Mae 2011-
169 BC, 7.000%,
05/16/2032 $ 9,573
0.0
73,288
(5)
Ginnie Mae 2011-
169 BG, 5.450%,
04/16/2039 73,307
0.0
3,194,794  Ginnie Mae 2011-25 Z,
4.000%,
02/20/2041 3,115,942
0.3
883,918  Ginnie Mae 2011-
59 QC, 4.000%,
12/20/2040 866,589
0.1
1,389,124  Ginnie Mae 2011-89 Z,
3.500%,
06/20/2041 1,298,690
0.1
167,119
(5)
Ginnie Mae 2011-H01
AF, 4.211%, (TSFR1M +
0.564%),
11/20/2060 166,857
0.0
413,855
(5)
Ginnie Mae 2011-H03
FA, 4.261%, (TSFR1M
+ 0.614%),
01/20/2061 413,614
0.0
89,958
(5)
Ginnie Mae 2011-H07
FA, 4.261%, (TSFR1M
+ 0.614%),
02/20/2061 89,906
0.0
52,178
(5)
Ginnie Mae 2011-H08
FD, 4.261%, (TSFR1M
+ 0.614%),
02/20/2061 52,147
0.0
207,257
(5)
Ginnie Mae 2011-H09
AF, 4.261%, (TSFR1M
+ 0.614%),
03/20/2061 207,119
0.0
398,668
(5)
Ginnie Mae 2011-H19
FA, 4.231%, (TSFR1M
+ 0.584%),
08/20/2061 398,315
0.0
123,671
(5)
Ginnie Mae 2011-H21
FT, 4.420%, (H15T1Y +
0.700%),
10/20/2061 124,165
0.0
118,530
(6)
Ginnie Mae 2012-103
IC, 3.500%,
08/16/2040 807
0.0
145,364
(6)
Ginnie Mae 2012-124
MI, 4.000%,
03/20/2042 10,890
0.0
8,707,062
(6)
Ginnie Mae 2012-136
BI, 3.500%,
11/20/2042 1,344,934
0.1
65,463
(5)(6)
Ginnie Mae 2012-
34 MS, 2.952%,
(-1.000*TSFR1M +
6.586%),
04/16/2041 1,632
0.0
1,624,569
(5)(6)
Ginnie Mae 2012-
48 SA, 2.902%,
(-1.000*TSFR1M +
6.536%),
04/16/2042 164,874
0.0
2,159,212
(5)(6)
Ginnie Mae 2012-
60 SG, 2.352%,
(-1.000*TSFR1M +
5.986%),
05/16/2042 162,491
0.0
158,808
(4)
Ginnie Mae 2012-7
OJ, 0.000%,
05/20/2041 121,962
0.0
416,281
(5)(6)
Ginnie Mae 2012-
93 NS, 2.346%,
(-1.000*TSFR1M +
5.986%),
07/20/2042 29,062
0.0
353,655
(6)
Ginnie Mae 2012-98
EI, 4.000%,
04/20/2041 24,419
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
460,620
(5)
Ginnie Mae 2012-H06
FS, 4.461%, (TSFR1M
+ 0.814%),
03/20/2062 $ 461,817
0.1
65,410
(5)
Ginnie Mae 2012-H11
FA, 4.461%, (TSFR1M
+ 0.814%),
02/20/2062 65,557
0.0
49,785
(5)
Ginnie Mae 2012-H11
GA, 4.341%, (TSFR1M
+ 0.694%),
05/20/2062 49,813
0.0
330,775
(5)
Ginnie Mae 2012-H11
VA, 4.411%, (TSFR1M
+ 0.764%),
05/20/2062 331,543
0.0
223,600
(5)
Ginnie Mae 2012-H12
FA, 4.311%, (TSFR1M
+ 0.664%),
04/20/2062 223,037
0.0
63,880
(5)
Ginnie Mae 2012-H14
FK, 4.341%, (TSFR1M
+ 0.694%),
07/20/2062 63,905
0.0
38,980
(5)
Ginnie Mae 2012-H29
FA, 4.276%, (TSFR1M
+ 0.629%),
10/20/2062 38,965
0.0
287,436
(5)
Ginnie Mae 2012-H30
GA, 4.111%, (TSFR1M
+ 0.464%),
12/20/2062 285,561
0.0
840,381  Ginnie Mae 2013-119
TZ, 3.000%,
08/20/2043 752,468
0.1
7,000,000  Ginnie Mae 2013-
147 BE, 4.000%,
12/20/2039 6,566,213
0.6
1,651,455  Ginnie Mae 2013-167
Z, 3.000%,
10/16/2043 1,553,743
0.2
1,900,000
(6)
Ginnie Mae 2013-186
UI, 2.500%,
11/20/2043 207,873
0.0
323,995
(6)
Ginnie Mae 2013-186
VI, 4.000%,
12/20/2042 41,152
0.0
2,304,570  Ginnie Mae 2013-186
ZE, 2.500%,
12/16/2043 2,016,520
0.2
1,159,575
(6)
Ginnie Mae 2013-20
LI, 4.500%,
12/16/2042 99,528
0.0
1,166,580
(6)
Ginnie Mae 2013-23
IO, 3.500%,
02/20/2043 174,900
0.0
427,238
(5)(6)
Ginnie Mae 2013-
88 AI, 2.115%,
(-1.000*TSFR1M +
5.736%),
06/20/2043 26,191
0.0
774,849
(5)(6)
Ginnie Mae 2013-
99 SK, 2.165%,
(-1.000*TSFR1M +
5.786%),
07/20/2043 39,829
0.0
222,526
(5)
Ginnie Mae 2013-H02
FD, 4.101%, (TSFR1M
+ 0.454%),
12/20/2062 221,415
0.0
39,186
(5)
Ginnie Mae 2013-H07
HA, 4.171%, (TSFR1M
+ 0.524%),
03/20/2063 39,105
0.0
134,574
(5)
Ginnie Mae 2013-H10
FT, 4.170%, (H15T1Y +
0.450%),
04/20/2063 134,636
0.0
216,198
(5)
Ginnie Mae 2013-H14
FC, 4.231%, (TSFR1M
+ 0.584%),
06/20/2063 215,992
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
88,358
(5)
Ginnie Mae 2013-H14
FD, 4.231%, (TSFR1M
+ 0.584%),
06/20/2063 $ 88,254
0.0
89,176
(5)
Ginnie Mae 2013-H14
FG, 4.231%, (TSFR1M
+ 0.584%),
05/20/2063 89,086
0.0
82,008
(5)
Ginnie Mae 2013-H17
FA, 4.311%, (TSFR1M
+ 0.664%),
07/20/2063 82,016
0.0
23,304
(5)
Ginnie Mae 2013-H18
EA, 4.261%, (TSFR1M
+ 0.614%),
07/20/2063 23,288
0.0
188,171
(5)
Ginnie Mae 2013-H18
FA, 4.261%, (TSFR1M
+ 0.614%),
06/20/2063 188,055
0.0
321,772
(5)
Ginnie Mae 2013-H19
DF, 4.411%, (TSFR1M
+ 0.764%),
05/20/2063 321,750
0.0
255,736
(5)
Ginnie Mae 2013-H20
FB, 4.761%, (TSFR1M
+ 1.114%),
08/20/2063 257,918
0.0
17,344
(5)
Ginnie Mae 2013-H21
FB, 4.461%, (TSFR1M
+ 0.814%),
09/20/2063 17,373
0.0
115,334
(5)
Ginnie Mae 2013-H22
FB, 4.461%, (TSFR1M
+ 0.814%),
08/20/2063 115,572
0.0
92,633
(5)
Ginnie Mae 2013-H22
FT, 4.370%, (H15T1Y +
0.650%),
04/20/2063 92,961
0.0
136,830
(5)
Ginnie Mae 2013-H23
FA, 5.061%, (TSFR1M
+ 1.414%),
09/20/2063 137,693
0.0
1,259,394
(5)(6)
Ginnie Mae 2014-
107 XS, 1.852%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 82,675
0.0
2,793,200  Ginnie Mae 2014-
115 EM, 4.000%,
08/20/2044 2,642,987
0.3
1,869,747  Ginnie Mae 2014-118
ZP, 4.000%,
08/20/2044 1,757,893
0.2
773,854
(5)(6)
Ginnie Mae 2014-
129 WS, 2.165%,
(-1.000*TSFR1M +
5.786%),
09/20/2044 43,434
0.0
1,850,316  Ginnie Mae 2014-149
KL, 4.000%,
10/16/2044 1,662,289
0.2
537,025
(5)(6)
Ginnie Mae 2014-
161 WS, 2.165%,
(-1.000*TSFR1M +
5.786%),
11/20/2044 30,978
0.0
680,673
(6)
Ginnie Mae 2014-183
IM, 5.000%,
06/20/2035 94,984
0.0
879,849
(5)(6)
Ginnie Mae 2014-
30 ES, 1.246%,
(-1.000*TSFR1M +
4.886%),
03/20/2040 40,449
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
616,982
(5)(6)
Ginnie Mae 2014-
96 SQ, 1.852%,
(-1.000*TSFR1M +
5.486%),
07/16/2044 $ 41,543
0.0
1,324,510
(6)
Ginnie Mae 2014-99
IO, 4.500%,
06/20/2044 257,029
0.0
177,723
(5)
Ginnie Mae 2014-H04
FB, 4.411%, (TSFR1M
+ 0.764%),
02/20/2064 177,943
0.0
214,883
(5)
Ginnie Mae 2014-H05
FB, 4.361%, (TSFR1M
+ 0.714%),
12/20/2063 215,074
0.0
137,782
(5)
Ginnie Mae 2014-H06
FA, 4.331%, (TSFR1M
+ 0.684%),
03/20/2064 137,836
0.0
58,040
(5)
Ginnie Mae 2014-H06
HB, 4.411%, (TSFR1M
+ 0.764%),
03/20/2064 58,147
0.0
300,729
(5)
Ginnie Mae 2014-H21
FA, 4.411%, (TSFR1M
+ 0.764%),
10/20/2064 301,440
0.0
7,440,958
(5)
Ginnie Mae 2015-10
Q, 2.441%,
10/20/2044 6,508,405
0.6
130,000  Ginnie Mae 2015-123
GY, 3.000%,
09/20/2045 101,769
0.0
2,364,266
(5)(6)
Ginnie Mae 2015-
141 IX, 0.311%,
(-1.000*TSFR1M +
2.060%),
06/20/2045 23,106
0.0
14,866,314  Ginnie Mae 2015-143
B, 3.500%,
04/20/2045 13,918,363
1.3
1,388,539
(6)
Ginnie Mae 2015-149
IL, 4.500%,
10/20/2045 279,715
0.0
594,704
(6)
Ginnie Mae 2015-157
PI, 4.000%,
03/20/2044 46,003
0.0
1,756,601  Ginnie Mae 2015-165
ZA, 3.500%,
07/20/2045 1,625,873
0.2
4,336,001  Ginnie Mae 2015-64
ZH, 2.500%,
05/16/2045 3,804,411
0.4
207,955
(5)
Ginnie Mae 2015-H03
FA, 4.261%, (TSFR1M
+ 0.614%),
12/20/2064 207,846
0.0
203,975
(5)
Ginnie Mae 2015-H06
FA, 4.241%, (TSFR1M
+ 0.594%),
02/20/2065 203,799
0.0
261,873
(5)
Ginnie Mae 2015-H08
FC, 4.241%, (TSFR1M
+ 0.594%),
03/20/2065 261,674
0.0
291,960
(5)
Ginnie Mae 2015-H10
FH, 4.361%, (TSFR1M
+ 0.714%),
04/20/2065 292,484
0.0
23,677
(5)
Ginnie Mae 2015-H12
FA, 4.241%, (TSFR1M
+ 0.594%),
05/20/2065 23,655
0.0
61,948
(5)
Ginnie Mae 2015-H14
FB, 4.191%, (TSFR1M
+ 0.544%),
05/20/2065 61,865
0.0
199,270
(5)
Ginnie Mae 2015-H18
FB, 4.361%, (TSFR1M
+ 0.714%),
07/20/2065 199,639
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
169,324
(5)
Ginnie Mae 2015-H20
FB, 4.361%, (TSFR1M
+ 0.714%),
08/20/2065 $ 169,631
0.0
357,916
(5)
Ginnie Mae 2015-H22
FC, 4.361%, (TSFR1M
+ 0.714%),
09/20/2065 358,550
0.0
68,850
(5)
Ginnie Mae 2015-H26
FC, 4.361%, (TSFR1M
+ 0.714%),
08/20/2065 68,892
0.0
219,911
(5)
Ginnie Mae 2015-H26
FG, 4.281%, (TSFR1M
+ 0.634%),
10/20/2065 219,844
0.0
67,109
(5)
Ginnie Mae 2015-H31
FT, 4.411%, (TSFR1M +
0.764%),
11/20/2065 67,390
0.0
7,323,954
(6)
Ginnie Mae 2016-120
IM, 3.500%,
07/20/2046 782,168
0.1
3,706,563
(6)
Ginnie Mae 2016-145
IU, 3.500%,
10/20/2046 632,424
0.1
5,393,853
(5)(6)
Ginnie Mae 2016-
20 BS, 2.346%,
(-1.000*TSFR1M +
5.986%),
02/20/2046 572,655
0.1
1,893,416
(5)
Ginnie Mae 2016-5
AB, 4.691%,
01/20/2046 1,891,653
0.2
3,287,980  Ginnie Mae 2016-69
B, 3.000%,
05/20/2046 2,933,691
0.3
40,337
(5)
Ginnie Mae 2016-H01
FL, 4.411%, (TSFR1M +
0.764%),
12/20/2065 40,387
0.0
296,210
(5)
Ginnie Mae 2016-H02
FH, 4.761%, (TSFR1M
+ 1.114%),
01/20/2066 298,298
0.0
69,158
(5)
Ginnie Mae 2016-H03
FB, 4.411%, (TSFR1M
+ 0.764%),
01/20/2066 69,257
0.0
304,119
(5)
Ginnie Mae 2016-H09
FB, 4.661%, (TSFR1M
+ 1.014%),
04/20/2066 305,731
0.0
167,213
(5)
Ginnie Mae 2016-H11
FE, 4.611%, (TSFR1M
+ 0.964%),
04/20/2066 168,158
0.0
167,102
(5)
Ginnie Mae 2016-H13
FD, 4.170%, (H15T1Y +
0.450%),
05/20/2066 167,173
0.0
13,866
(5)
Ginnie Mae 2016-H13
FT, 4.341%, (TSFR1M +
0.694%),
05/20/2066 13,867
0.0
41,573
(5)
Ginnie Mae 2016-H20
FG, 4.461%, (TSFR1M
+ 0.814%),
08/20/2066 41,602
0.0
4,176,427  Ginnie Mae 2017-
107 QZ, 3.000%,
08/20/2045 3,526,370
0.3
1,000,000  Ginnie Mae 2017-
117 BE, 2.500%,
08/20/2047 838,921
0.1
1,000,000  Ginnie Mae 2017-
117 NG, 2.500%,
08/20/2047 818,434
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,843,745  Ginnie Mae 2017-122
CZ, 3.000%,
08/20/2047 $ 1,453,848
0.1
1,470,686
(6)
Ginnie Mae 2017-123
IO, 5.000%,
08/16/2047 298,445
0.0
2,890,000  Ginnie Mae 2017-162
PL, 3.000%,
10/20/2047 2,255,959
0.2
750,000  Ginnie Mae 2017-163
YA, 2.500%,
11/20/2047 630,699
0.1
10,000,000  Ginnie Mae 2017-
180 QB, 2.500%,
12/20/2047 8,650,331
0.8
929,697  Ginnie Mae 2017-
56 HM, 3.000%,
12/20/2046 850,999
0.1
5,561,186  Ginnie Mae 2017-56
JZ, 3.000%,
04/20/2047 4,743,892
0.5
271,158
(5)
Ginnie Mae 2017-H07
FG, 4.221%, (TSFR1M
+ 0.574%),
02/20/2067 270,841
0.0
280,848
(5)
Ginnie Mae 2017-H14
FV, 4.261%, (TSFR1M
+ 0.614%),
06/20/2067 280,664
0.0
296,696
(5)
Ginnie Mae 2017-H17
FG, 4.261%, (TSFR1M
+ 0.614%),
08/20/2067 296,521
0.0
121,256
(5)
Ginnie Mae 2017-H19
FA, 4.211%, (TSFR1M
+ 0.564%),
08/20/2067 121,099
0.0
1,038,044  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 958,658
0.1
396,401  Ginnie Mae 2018-163
DZ, 4.500%,
11/20/2048 359,217
0.0
457,345
(6)
Ginnie Mae 2018-78
IC, 4.000%,
02/20/2047 60,854
0.0
1,000,000  Ginnie Mae 2018-91
JN, 3.000%,
07/20/2048 800,749
0.1
58,714
(5)
Ginnie Mae 2018-H07
FE, 4.111%, (TSFR1M
+ 0.464%),
02/20/2068 58,512
0.0
10,785,582  Ginnie Mae 2019-1 LZ,
3.500%,
01/20/2049 9,339,865
0.9
1,095,676  Ginnie Mae 2019-1 Z,
4.000%,
01/20/2049 1,017,408
0.1
2,205,198
(5)
Ginnie Mae 2019-100
FD, 4.154%, (TSFR1M
+ 0.514%),
08/20/2049 2,172,689
0.2
8,184,445  Ginnie Mae 2019-
123 CA, 3.000%,
10/20/2049 7,323,262
0.7
610,331
(6)
Ginnie Mae 2019-29
AI, 5.000%,
07/20/2048 138,580
0.0
132,376
(4)
Ginnie Mae 2019-
5 DO, 0.000%,
02/20/2045 104,387
0.0
9,476,441
(6)
Ginnie Mae 2019-56
YI, 5.000%,
05/20/2049 2,289,737
0.2
109,899  Ginnie Mae 2019-
71 EN, 4.000%,
06/20/2049 90,216
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
113,351
(5)
Ginnie Mae 2019-H10
FM, 4.161%, (TSFR1M
+ 0.514%),
05/20/2069 $ 113,123
0.0
344,694
(5)
Ginnie Mae 2019-H19
FB, 4.211%, (TSFR1M
+ 0.564%),
11/20/2069 344,261
0.0
15,270,848
(6)
Ginnie Mae 2020-47
LI, 3.500%,
04/20/2050 3,032,987
0.3
2,344,166
(5)(6)
Ginnie Mae 2020-
62 KS, 2.396%,
(-1.000*TSFR1M +
6.036%),
05/20/2050 277,835
0.0
14,262,882
(6)
Ginnie Mae 2020-63
BI, 3.500%,
05/20/2035 1,347,628
0.1
99,007
(5)
Ginnie Mae 2020-H01
FT, 4.220%, (H15T1Y +
0.500%),
01/20/2070 99,136
0.0
1,236,273
(6)
Ginnie Mae 2021-25
LI, 2.500%,
02/20/2051 170,154
0.0
6,463,549
(5)(6)
Ginnie Mae 2021-
58 SB, 2.546%,
(-1.000*TSFR1M +
6.186%),
04/20/2051 719,592
0.1
4,509,476
(6)
Ginnie Mae 2021-74
KI, 3.000%,
04/20/2051 665,373
0.1
12,838,245
(5)(6)
Ginnie Mae 2021-
77 SK, 0.286%,
(-1.000*TSFR1M +
3.186%),
05/20/2051 160,497
0.0
116,474
(5)
Ginnie Mae 2021-H09
Z, 3.102%,
10/20/2066 108,712
0.0
400,000  Ginnie Mae 2022-
136 PB, 4.000%,
08/20/2052 336,150
0.0
12,735,494  Ginnie Mae 2022-
205 ZG, 5.500%,
12/20/2052 13,080,844
1.2
2,346,452  Ginnie Mae 2022-47
EB, 3.000%,
03/20/2037 2,007,338
0.2
700,488
(5)
Ginnie Mae 2023-111
FC, 4.759%, (SOFR30A
+ 1.150%),
08/20/2053 708,808
0.1
7,393,170  Ginnie Mae 2023-111
ZL, 6.000%,
08/20/2053 7,599,547
0.7
848,013  Ginnie Mae 2023-
112 MZ, 6.000%,
08/20/2053 871,021
0.1
13,487,796  Ginnie Mae 2023-
116 QZ, 6.000%,
08/20/2053 13,766,937
1.3
5,924,014  Ginnie Mae 2023-120
ZB, 6.000%,
08/20/2053 6,019,033
0.6
3,627,109  Ginnie Mae 2023-133
AL, 6.500%,
09/20/2053 3,820,077
0.4
19,362,987  Ginnie Mae 2023-149
EZ, 6.000%,
09/20/2063 20,170,935
1.9
8,246,940  Ginnie Mae 2023-149
HZ, 6.000%,
10/20/2053 8,459,897
0.8
1,250,802  Ginnie Mae 2023-189
AY, 6.000%,
12/20/2053 1,271,356
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,511,978  Ginnie Mae 2024-1 TZ,
5.500%,
01/20/2054 $ 2,528,529
0.2
2,101,091  Ginnie Mae 2024-127
ZC, 5.500%,
12/20/2052 2,088,684
0.2
749,834  Ginnie Mae 2024-177
EZ, 5.000%,
10/20/2054 729,050
0.1
3,551,742
(5)
Ginnie Mae 2024-183
FB, 4.759%, (SOFR30A
+ 1.150%),
11/20/2054 3,570,080
0.3
2,926,741  Ginnie Mae 2024-
19 ZG, 5.500%,
01/20/2054 2,949,746
0.3
7,811,072  Ginnie Mae 2024-20
KZ, 6.000%,
02/20/2054 7,805,373
0.7
6,819,592  Ginnie Mae 2024-20
VZ, 5.500%,
09/20/2053 6,885,285
0.7
6,154,000  Ginnie Mae 2024-61
CY, 6.000%,
04/20/2054 6,157,829
0.6
3,027,004  Ginnie Mae 2024-78
TZ, 5.500%,
05/20/2054 3,056,153
0.3
6,897,664  Ginnie Mae 2025-1
DY, 5.000%,
01/20/2055 6,622,260
0.6
6,684,576
(5)
Ginnie Mae 2025-1 FJ,
4.909%, (SOFR30A +
1.300%),
01/20/2055 6,741,857
0.6
4,913,324
(5)
Ginnie Mae 2025-1
GF, 4.909%, (SOFR30A
+ 1.300%),
01/20/2055 4,959,918
0.5
16,138,293
(5)
Ginnie Mae 2025-101
LF, 4.859%, (SOFR30A
+ 1.250%),
06/20/2055 16,271,563
1.5
2,524,253
(5)
Ginnie Mae 2025-104
FB, 5.009%, (SOFR30A
+ 1.400%),
06/20/2055 2,558,893
0.2
1,000,000  Ginnie Mae 2025-
12 MW, 5.500%,
01/20/2055 995,020
0.1
13,361,659
(5)
Ginnie Mae 2025-120
FG, 4.859%, (SOFR30A
+ 1.250%),
07/20/2055 13,471,780
1.3
7,540,446  Ginnie Mae 2025-
120 MZ, 5.000%,
07/20/2055 7,270,405
0.7
14,931,985
(5)
Ginnie Mae 2025-134
EF, 4.709%, (SOFR30A
+ 1.100%),
08/20/2055 15,009,025
1.4
9,121,666
(5)
Ginnie Mae 2025-135
FD, 4.809%, (SOFR30A
+ 1.200%),
08/20/2055 9,180,781
0.9
4,813,791
(5)
Ginnie Mae 2025-139
BF, 4.809%, (SOFR30A
+ 1.200%),
08/20/2055 4,842,480
0.5
6,851,122
(5)
Ginnie Mae 2025-156
YX, 4.692%, (SOFR30A
+ 1.100%),
09/20/2055 6,831,898
0.7
1,391,129  Ginnie Mae 2025-
2 QZ, 5.500%,
01/20/2055 1,369,188
0.1
8,800,634
(5)
Ginnie Mae 2025-209
BF, 4.609%, (SOFR30A
+ 1.000%),
12/20/2055 8,802,874
0.8
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
219,506  Ginnie Mae 2025-25
PZ, 7.000%,
02/20/2055 $ 229,893
0.0
2,242,894
(5)
Ginnie Mae 2025-27
FG, 4.809%, (SOFR30A
+ 1.200%),
02/20/2055 2,257,358
0.2
10,745,000  Ginnie Mae 2025-6
EB, 5.500%,
01/20/2055 10,843,504
1.0
1,328,000  Ginnie Mae 2025-72
LC, 5.000%,
05/20/2052 1,303,708
0.1
18,899,868
(5)
Ginnie Mae 2025-9
FE, 4.859%, (SOFR30A
+ 1.250%),
01/20/2055 19,038,199
1.8
8,716,865
(5)
Ginnie Mae 2025-90
FA, 4.909%, (SOFR30A
+ 1.300%),
05/20/2055 8,803,574
0.8
1,112,192  Ginnie Mae 2026-60
JZ, 5.500%,
04/20/2056 1,106,379
0.1
986,430
(5)
Seasoned Credit Risk
Transfer Trust Series
2018-2 HA, 3.000%,
11/25/2057 935,426
0.1
3,286,003  Seasoned Credit Risk
Transfer Trust Series
2019-1 M55D, 4.000%,
07/25/2058 3,084,970
0.3
1,536,730  Seasoned Credit Risk
Transfer Trust Series
2019-3 M55D, 4.000%,
10/25/2058 1,447,795
0.1
7,955,000  Seasoned Loans
Structured Transaction
Series 2019-1 A2,
3.500%,
05/25/2029 7,723,682
0.7
2,330,405  Seasoned Loans
Structured Transaction
Trust Series 2019-
2 A1C, 2.750%,
09/25/2029 2,218,793
0.2
757,651  Vendee Mortgage Trust
2003-2 Z, 5.000%,
05/15/2033 754,945
0.1
1,861,226  Vendee Mortgage Trust
2011-2 DZ, 3.750%,
10/15/2041 1,726,311
0.2
16,302,168
(5)(6)
Vendee Mortgage Trust
2011-2 IO, 0.373%,
10/15/2041 256,264
0.0
Total Collateralized
Mortgage Obligations
(Cost $700,388,192)
661,691,844
62.6
COMMERCIAL MORTGAGE-BACKED SECURITIES : 3.6%
8,559,586
(5)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K106 X1, 1.435%,
01/25/2030 347,847
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
29,259,968
(5)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K108 X1, 1.808%,
03/25/2030 $ 1,550,383
0.2
17,903,858
(5)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K110 X1, 1.750%,
04/25/2030 899,032
0.1
2,907,543
(5)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 1.008%,
09/25/2030 93,889
0.0
16,192,592
(5)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.621%,
05/25/2035 1,634,884
0.2
14,591,332
(5)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.435%,
07/25/2035 1,239,115
0.1
33,445,959
(5)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1519 X1, 0.682%,
12/25/2035 1,364,893
0.1
23,745,096
(5)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K740 X1, 0.804%,
09/25/2027 151,157
0.0
30,576,118
(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.457%,
12/25/2029 944,836
0.1
32,616,276
(5)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KLU3 X1, 2.058%,
01/25/2031 1,986,375
0.2
182,913
(5)
Ginnie Mae 2004-23 Z,
5.759%,
03/16/2044 181,481
0.0
1,712,665
(5)(6)
Ginnie Mae 2006-67
IO, 0.806%,
11/16/2046 7,190
0.0
37,769
(5)
Ginnie Mae 2007-52 Z,
4.350%,
01/16/2048 37,679
0.0
423,547  Ginnie Mae 2008-39 Z,
4.500%,
02/16/2048 404,387
0.0
207,196
(5)(6)
Ginnie Mae 2008-45
IO, 0.865%,
02/16/2048 2,136
0.0
49,704
(5)(6)
Ginnie Mae 2010-123
IA, 2.050%,
10/16/2052 467
0.0
6,971,533
(5)(6)
Ginnie Mae 2011-47
IO, 0.186%,
01/16/2051 16,693
0.0
316,990
(5)(6)
Ginnie Mae 2017-9 IO,
0.557%,
01/16/2057 8,748
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,152,812
(5)
Ginnie Mae 2018-114
Z, 3.100%,
04/16/2060 $ 1,597,462
0.2
12,119,201  Ginnie Mae 2018-116
Z, 3.000%,
06/16/2058 9,964,484
1.0
2,163,406  Ginnie Mae 2018-169
Z, 3.000%,
04/16/2061 1,408,201
0.1
2,152,131  Ginnie Mae 2019-17 Z,
3.000%,
12/16/2060 1,322,757
0.1
2,869,489
(5)
Ginnie Mae 2019-19 Z,
3.200%,
11/16/2060 2,233,222
0.2
3,722,306  Ginnie Mae 2019-53 Z,
3.000%,
06/16/2061 2,640,056
0.3
5,464,821  Ginnie Mae 2021-79 Z,
1.750%,
08/16/2063 2,020,616
0.2
2,697,952  Ginnie Mae 2021-80 Z,
1.500%,
12/16/2062 1,074,400
0.1
2,333,712  Ginnie Mae 2021-90
B, 1.750%,
05/16/2061 1,209,471
0.1
2,383,967
(5)(6)
Ginnie Mae 2023-139
IO, 0.614%,
05/16/2065 107,106
0.0
3,980,057
(5)(6)
Ginnie Mae 2023-88
IO, 0.925%,
03/16/2065 259,259
0.0
56,833,464
(5)(6)
Ginnie Mae 2024-82
AI, 0.745%,
10/16/2065 3,414,719
0.3
Total Commercial
Mortgage-Backed
Securities
(Cost $50,860,515)
38,122,945
3.6
ASSET-BACKED SECURITIES : 0.0%
Other Asset-Backed Securities : 0.0%
296,156
(5)
Fannie Mae Grantor
Trust 2001-T9 A1,
3.873%, (TSFR1M +
0.334%),
09/25/2031 283,178
0.0
15,280
(5)
Fannie Mae Grantor
Trust 2003-T4 2A6,
4.443%,
07/26/2033 15,151
0.0
1,045
(5)
Fannie Mae REMIC
Trust 2001-W4 AF6,
5.110%,
01/25/2032 1,043
0.0
971
(5)
Fannie Mae REMIC
Trust 2002-W12 AF6,
5.066%,
02/25/2033 963
0.0
886
(5)
Fannie Mae REMIC
Trust 2002-W2 AF6,
6.000%,
05/25/2032 892
0.0
301,227
0.0
Total Asset-Backed
Securities
(Cost $312,066)
301,227
0.0
Total Long-Term
Investments
(Cost $1,464,566,852)
1,385,005,354
130.9

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.4%
U.S. Treasury Obligations : 0.4%
1,400,000
(1)
United States Treasury
Bill,
3.610
%,
08/11/2026 $ 1,394,214
0.1
3,000,000
(1)
United States Treasury
Bill,
3.780
%,
10/01/2026 2,971,403
0.3
Total U.S. Treasury
Obligations
(Cost $4,365,822)
4,365,617
0.4
Total Short-Term
Investments
(Cost $4,365,822)
4,365,617
0.4
Total Investments in
Securities
(Cost $1,468,932,674) $ 1,389,370,971 131.3
Liabilities in Excess of
Other Assets
(331,220,036) (31.3)
Net Assets $ 1,058,150,935 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(2)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(3)
Represents or includes a “to be announced” (TBA) security
transaction.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Variable rate security. Rate shown is the rate in effect as of June
30, 2026.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Reference Rate Abbreviations:
H15T1Y U.S. Treasury 1-Year Constant Maturity
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya GNMA Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2026
Asset Table
Investments, at fair value
U.S. Government Agency Obligations $ — $ 684,889,338 $ — $ 684,889,338
Collateralized Mortgage Obligations — 661,691,844 — 661,691,844
Commercial Mortgage-Backed Securities — 38,122,945 — 38,122,945
Asset-Backed Securities — 301,227 — 301,227
Short-Term Investments — 4,365,617 — 4,365,617
Total Investments, at fair value $ — $ 1,389,370,971 $ — $ 1,389,370,971
Liabilities Table
Other Financial Instruments
Futures $ (1,452,008) $ — $ — $ (1,452,008)
Sales Commitments — (10,364,883) — (10,364,883)
Total Liabilities $ (1,452,008) $ (10,364,883) $ — $ (11,816,891)
At June 30, 2026, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
U.S. Treasury 2-Year Note 184 09/30/26 $ 37,928,438 $ (52,952)
$ 37,928,438 $ (52,952)
Short Contracts:
U.S. Treasury 5-Year Note (1,286) 09/30/26 (137,662,281) (480,596)
U.S. Treasury 10-Year Note (611) 09/21/26 (67,143,172) (545,482)
U.S. Treasury Long Bond (57) 09/21/26 (6,469,500) (159,339)
U.S. Treasury Ultra 10-Year Note (115) 09/21/26 (12,933,906) (166,358)
U.S. Treasury Ultra Long Bond (14) 09/21/26 (1,626,188) (47,281)
$ (225,835,047) $ (1,399,056)
The following sales commitments were held by the Voya GNMA Income Fund at June 30, 2026:
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (3,252,000) Ginnie Mae, 4.000%, due 07/20/56 07/20/26 $ (3,023,484)
(5,000,000) Uniform Mortgage-Backed Securities, 3.500%, due 07/01/55 07/13/26 (4,537,109)
(3,000,000) Uniform Mortgage-Backed Securities, 4.000%, due 07/01/55 07/13/26 (2,804,290)
Total Sales Commitments
Proceeds receivable $(10,327,653) $ (10,364,883)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 7,291,702
Gross Unrealized Depreciation (86,853,405)
Net Unrealized Depreciation $ (79,561,703)